United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Core Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 06/30/2012

Date of Reporting Period: Quarter ended 09/30/2011

Item 1. Schedule of Investments

Federated Bank Loan Core Fund

Portfolio of Investments

September 30, 2011 (unaudited)

Principal Amount or Shares		Value
	FLOATING RATE LOANS – 98.0%
	Aerospace/Defense – 2.6%
$1,188,547	Altegrity, Inc., Term Loan — Institutional, 2.981%, 2/21/2015	1,081,578
1,000,000	Sequa Corp., Term Loan — Institutional, 3.499%, 12/3/2014	945,000
992,500	Transdigm Group, Inc., Term Loan — Institutional, 4.000%, 2/14/2017	972,958
	TOTAL	2,999,536
	Automotive – 4.1%
1,000,000	Autoparts Holdings, Term Loan — Institutional, 10.500%, 1/29/2018	985,000
1,995,000	Chrysler Group LLC, Term Loan — Institutional, 6.000%, 5/24/2017	1,744,209
496,250	Remy International, Term Loan — Institutional, 6.250%, 12/17/2016	480,122
1,488,750	United Components, Inc., Term Loan — Institutional, 5.500%, 7/26/2017	1,481,306
	TOTAL	4,690,637
	Building Materials – 2.4%
929,583	Goodman Global, Inc., Term Loan — Institutional, Series B, 5.750%, 10/28/2016	922,500
1,990,000	Nortek, Inc., Term Loan — Institutional, 5.253%, 4/26/2017	1,875,575
	TOTAL	2,798,075
	Chemicals – 5.0%
1,000,000	Ashland, Inc., Term Loan — Institutional, 3.750%, 8/23/2018	994,375
690,135	Hexion Specialty Chemicals, Inc., Term Loan — Institutional, 4.000%, 5/5/2015	650,453
292,547	Hexion Specialty Chemicals, Inc., Term Loan — Institutional, 4.125%, 5/5/2015	275,726
991,418	Momentive Performance Materials, Inc., Term Loan — Institutional, 3.750%, 5/5/2015	922,018
1,486,241	Nalco Co., Term Loan — Institutional, 4.500%, 10/5/2017	1,481,975
1,488,750	Omnova Solutions, Inc., Term Loan — Institutional, 5.750%, 5/31/2017	1,445,331
	TOTAL	5,769,878
	Consumer Products – 5.6%
1,167,630	Prestige Brands Holdings, Inc., Term Loan — Institutional, 4.750%, 3/24/2016	1,154,010
988,430	SRAM Corp., Term Loan — Institutional, 4.755%, 6/7/2018	953,835
500,000	SRAM Corp., Term Loan — Institutional, 8.500%, 12/7/2018	496,250
1,158,610	Spectrum Brands, Inc., Term Loan — Institutional, 5.001%, 6/17/2016	1,148,182
987,500	Springs Industries, Inc., Term Loan — Institutional, 6.000%, 5/31/2017	960,344
1,985,000	Visant Corp., Term Loan — Institutional, 5.250%, 12/22/2016	1,821,793
	TOTAL	6,534,414
	Entertainment – 5.5%
1,447,183	Cedar Fair LP, Term Loan — Institutional, 4.000%, 12/15/2017	1,431,134
1,978,612	Cinemark USA, Inc., Term Loan — Institutional, 3.509%, 4/30/2016	1,944,975
1,488,750	Regal Cinemas, Inc., Term Loan — Institutional, 3.369%, 8/23/2017	1,449,901
1,500,000	Six Flags Theme Parks, Term Loan — Institutional, 5.250%, 6/30/2016	1,487,190
	TOTAL	6,313,200
	Financial Institutions – 2.9%
2,000,000	International Lease Finance Corp., Term Loan — Institutional, 6.750%, 3/17/2015	1,999,000
1,500,000	Nuveen Investments, Term Loan — Institutional, 5.819%, 5/13/2017	1,393,500
	TOTAL	3,392,500
	Food & Beverage – 6.8%
61,707	Aramark Corp., Revolver, 3.436%, 7/26/2016	59,952
938,293	Aramark Corp., Term Loan — Institutional, 3.619%, 7/26/2016	911,608
300,000	Darling International, Inc., Term Loan — Institutional, 5.375%, 12/17/2016	298,500
1,488,693	Dean Foods Co., Term Loan — Institutional, Series B, 3.509%, 4/2/2017	1,423,563

Principal Amount or Shares			Value
$1,995,000		Del Monte Foods Co., Term Loan — Institutional, 4.500%, 3/8/2018	1,858,203
1,492,500		Michael Foods, Inc., Term Loan — Institutional, 4.250%, 2/25/2018	1,447,456
1,990,000		U.S. Foodservice, Inc., Term Loan — Institutional, 5.750%, 5/11/2017	1,860,033
		TOTAL	7,859,315
		Gaming – 2.7%
995,000		Ameristar Casinos, Inc., Term Loan — Institutional, 4.000%, 4/14/2018	964,946
1,000,000		Caesars Entertainment, Inc., Term Loan — Institutional, 4.503%, 1/28/2018	802,250
857,143		Global Cash Access LLC, Term Loan — Institutional, 7.000%, 3/1/2016	843,570
500,000		Penn National Gaming, Inc., Term Loan — Institutional, 3.750%, 7/14/2018	495,625
		TOTAL	3,106,391
		Health Care – 11.2%
1,480,739		Biomet, Inc., Term Loan — Institutional, 3.314%, 3/25/2015	1,420,162
1,989,903		Carestream Health, Inc., Term Loan — Institutional, 5.000%, 2/25/2017	1,676,493
1,492,248		DJO Finance LLC, Term Loan — Institutional, 3.239%, 5/20/2014	1,415,308
1,492,500		Emergency Medical Services Corp., Term Loan – Institutional, 5.250%, 5/25/2018	1,424,920
1,000,000		HCA, Inc., Term Loan — Institutional, 3.619%, 3/31/2017	943,750
995,000		HCR Manor Care, Inc., Term Loan — Institutional, 5.000%, 4/6/2018	862,665
1,492,500		Iasis Healthcare, Term Loan — Institutional, 5.000%, 5/3/2018	1,402,577
1,446,787		Multiplan, Inc., Term Loan — Institutional, 4.750%, 8/18/2017	1,375,055
999,741		VWR Funding, Inc., Term Loan — Institutional, 2.739%, 6/24/2014	939,136
1,483,822		Vanguard Health Systems, Term Loan — Institutional, 5.000%, 1/29/2016	1,449,694
		TOTAL	12,909,760
		Industrial - Other – 3.2%
1,492,500		Armstrong World Industries, Inc., Term Loan — Institutional, 4.000%, 3/10/2018	1,457,053
1,308,764		JohnsonDiversay, Inc., Term Loan — Institutional, 4.000%, 11/24/2015	1,308,764
1,000,000		Potters Industries, Term Loan — Institutional, 10.250%, 11/4/2017	980,000
		TOTAL	3,745,817
		Media - Cable – 1.7%
1,978,612		Charter Communications, Inc., Term Loan — Institutional, 3.500%, 9/6/2016	1,919,876
		Media - Non-Cable – 9.9%
997,500		AMC Networks, Inc., Term Loan — Institutional, 4.000%, 12/30/2018	974,059
1,500,000		Crown Media Holdings, Inc., Term Loan — Institutional, 5.750%, 7/14/2018	1,462,500
1,500,000		Cumulus Media, Inc., Term Loan — Institutional, 5.750%, 7/22/2018	1,416,562
973,061		FoxCo Acquisitions, Term Loan — Institutional, 4.750%, 7/21/2015	930,246
498,750		Hubbard Radio, Term Loan — Institutional, 5.250%, 4/29/2017	481,294
1,496,250		Intelsat Jackson Holdings S.A., Term Loan — Institutional, 5.250%, 4/2/2018	1,432,659
951,703		Lamar Media Corp., Term Loan — Institutional, 4.000%, 12/31/2016	943,376
1,492,167	[1]	Medimedia USA, Inc., Term Loan — Institutional, 3.208%, 10/5/2013	1,417,559
1,479,994		Nielsen Finance LLC/Nielsen Finance Co., Term Loan — Institutional, 3.976%, 5/1/2016	1,431,894
997,500		SymphonyIRI Group, Inc., Term Loan — Institutional, 5.000%, 12/1/2017	970,902
		TOTAL	11,461,051
		Packaging & Containers – 2.9%
78,243		Bway Holding Co., Term Loan — Institutional, 4.500%, 2/9/2018	75,152
909,295		Bway Holding Co., Term Loan — Institutional, 4.500%, 2/23/2018	873,378
1,990,000		Reynolds Group, Term Loan — Institutional, 6.500%, 2/9/2018	1,935,733
500,000		Sealed Air Corp., Term Loan — Institutional, 4.750%, 5/31/2018	500,902
		TOTAL	3,385,165
		Paper – 1.4%
1,658,012		Graphic Packaging International Corp., Term Loan — Institutional, 2.993%, 5/16/2014	1,630,812

Principal Amount or Shares			Value
		Restaurants – 2.3%
$763,347		DineEquity, Inc., Term Loan — Institutional, 4.250%, 10/19/2017	741,229
1,986,269		Dunkin' Brands, Inc., Term Loan — Institutional, 4.000%, 11/23/2017	1,928,786
		TOTAL	2,670,015
		Retailers – 9.0%
1,000,000		Academy Sports, Term Loan — Institutional, 6.000%, 8/3/2018	959,375
1,125,000		General Nutrition Center, Term Loan — Institutional, 4.250%, 3/2/2018	1,097,876
1,985,000		Gymboree Corp., Term Loan — Institutional, 5.000%, 2/23/2018	1,776,297
1,995,000		Jo-Ann Stores, Inc., Term Loan — Institutional, 4.750%, 3/18/2018	1,857,006
2,000,000		Neiman-Marcus Group, Inc., Term Loan — Institutional, 4.750%, 5/16/2018	1,854,720
1,485,000		PETCO Animal Supplies, Inc., Term Loan — Institutional, 4.500%, 11/24/2017	1,409,822
1,485,000		Toys 'R' Us, Inc., Term Loan — Institutional, 6.000%, 9/1/2016	1,429,313
		TOTAL	10,384,409
		Services – 2.5%
1,496,250		KAR Auction Services, Inc., Term Loan — Institutional, 5.000%, 5/19/2017	1,449,492
1,471,628		West Corp., Term Loan — Institutional, 4.570%, 7/15/2016	1,428,708
		TOTAL	2,878,200
		Technology – 11.8%
1,000,000		Blackboard, Inc., Term Loan — Institutional, 7.500%, 6/30/2018	932,000
1,500,000		CDW Corp., Term Loan — Institutional, 4.250%, 7/15/2017	1,339,500
995,000		CommScope, Inc., Term Loan — Institutional, 5.000%, 1/14/2018	979,145
1,995,000		Eagle Parent, Inc., Term Loan — Institutional, 5.000%, 5/16/2018	1,871,150
990,000		Fidelity National Information Services, Inc., Term Loan — Institutional, 5.250%, 7/18/2016	989,797
1,000,000		First Data Corp., Term Loan — Institutional, 2.985%, 9/24/2014	871,565
1,488,654		Freescale Semiconductor, Inc., Term Loan — Institutional, 4.472%, 12/1/2016	1,367,701
1,985,238		Interactive Data Corp., Term Loan — Institutional, 4.500%, 2/11/2018	1,910,792
1,500,000		Lawson Software, Inc., Term Loan — Institutional, 6.750%, 7/5/2017	1,424,468
1,000,000		Sensata Technologies B.V., Term Loan — Institutional, 4.000%, 5/12/2018	975,470
995,000		Trans Union LLC, Term Loan — Institutional, 4.750%, 2/10/2018	973,856
		TOTAL	13,635,444
		Transportation – 1.2%
1,492,500		Hertz Corp., Term Loan — Institutional, 3.750%, 3/11/2018	1,421,420
		Utility — Electric – 0.8%
997,500		NRG Energy, Inc., Term Loan — Institutional, 4.000%, 7/1/2018	977,340
		Wireless Communications – 1.7%
1,977,888		MetroPCS Wireless, Inc., Term Loan — Institutional, 4.071%, 11/3/2016	1,912,381
		Wireline Communications – 0.8%
1,000,000		Level 3 Financing, Inc., Term Loan — Institutional, 5.750%, 9/1/2018	951,670
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $117,635,929)	113,347,306
		CORPORATE BOND – 1.1%
		Restaurants – 1.1%
1,400,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, Series 144A, 2.847%, 3/15/2014 (IDENTIFIED COST $1,503,697)	1,253,000

Principal Amount or Shares			Value
		MUTUAL FUND – 2.3%
2,677,341	[3,4]	Federated Prime Value Obligations Fund, Institutional Shares, 0.17% (AT NET ASSET VALUE)	2,677,341
		TOTAL INVESTMENTS-101.4% (IDENTIFIED COST $121,816,967)[5]	117,277,647
		OTHER ASSETS AND LIABILITIES - NET — (1.4)%[6]	(1,632,274)
		TOTAL NET ASSETS — 100%	$115,645,373
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2011, these restricted securities amounted to $2,670,559, which represented 2.3% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2011, these liquid restricted securities amounted to $1,253,000, which represented 1.1% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Directors, held at September 30, 2011, is as follows:
Security	Acquisition Date	Cost	Market Value
Medimedia USA, Inc., Term Loan - Institutional, 3.122%, 10/5/2013	10/5/2013 – 2/3/2011	$1,484,706	$1,417,559
3	Affiliated holding.
4	7-Day net yield.
5	At September 30, 2011, the cost of investments for federal tax purposes was $121,650,270. The net unrealized depreciation of investments for federal tax purposes was $4,372,623. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $113,839 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,486,462.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities and floating rate loans acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by Trustees.
  Fixed-income securities and floating rate loans acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Debt Securities:
Floating Rate Loans	$ —	$113,347,306	$ —	$113,347,306
Corporate Bond	—	1,253,000	—	1,253,000
Mutual Fund	2,677,341	—	—	2,677,341
TOTAL SECURITIES	$2,677,341	$114,600,306	$ —	$117,277,647

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date November 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher

Principal Executive Officer

Date November 20, 2011

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date November 17, 2011